Consolidated (Successor) / Combined (Predecessor) Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	2 Months Ended	5 Months Ended	9 Months Ended	8 Months Ended	12 Months Ended
	Sep. 30, 2013 Successor [Member]	Dec. 31, 2013 Successor [Member]	Sep. 30, 2014 Successor [Member]	Aug. 30, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Net income (loss)	$ (4,640)	$ 2,105	$ 5,530	$ 32,185	$ (12,842)	$ (60,542)
Foreign currency translation adjustment	266	(254)	(1,079)	2,707	(1,197)	1,144
Gain (loss) on derivatives qualifying as cash flow hedges			56
Less: Reclassification adjustment for gain (loss) on derivatives included in net income
Comprehensive income (loss)	$ (4,374)	$ 1,851	$ 4,507	$ 34,892	$ (14,039)	$ (59,398)